Condensed Consolidated Income Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit (loss) [abstract]
Interest and similar income	£ 6,414	£ 5,454
Interest expense and similar charges	(4,309)	(3,093)
Net interest income	2,105	2,361
Fee and commission income	368	400
Fee and commission expense	(243)	(252)
Net fee and commission income	125	148
Other operating income	71	149
Total operating income	2,301	2,658
Operating expenses before credit impairment charges, provisions and charges	(1,294)	(1,232)
Credit impairment charges	(60)	(105)
Provisions for other liabilities and charges	(143)	(148)
Total credit impairment charges, provisions and charges	(203)	(253)
Profit before tax	804	1,173
Tax on profit	(207)	(315)
Profit after tax	597	858
Attributable to:
Equity holders of the parent	597	858
Profit after tax	£ 597	£ 858